                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment [ ]; Amendment Number: ___________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: Meadow House
         64 Reform Street
         Dundee, Scotland  DD1 1TJ
         United Kingdom

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ian Anderson
Title:   Assistant Secretary
Phone:   +44 1382 201700

Signature, Place, and Date of Signing:


     /s/ Ian Anderson           Dundee, Scotland, United Kingdom   May 9, 2008
-----------------------------   --------------------------------   -------------
        [Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          55

Form 13F Information Table Value Total:     750,544
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

                                             TITLE                                                                VOTING AUTHORITY
                                              OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
               NAME OF ISSUER                CLASS   CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------------------- ------ --------- -------- ---------- --- ---- ---------- -------- --------- ------ ----
ABBOTT LABS COM NPV                         EQUITY   2824100   45,832    832,400 SH          SOLE      NONE     832,400
ACCENTURE LTD BERM CLS'A'COM USD0.0000225   EQUITY G1150G111    1,380     39,300 SH          SOLE      NONE      39,300
ADOBE SYSTEMS INC COM USD0.0001             EQUITY 00724F101   14,785    416,000 SH          SOLE      NONE     416,000
ALTRIA GROUP INC COM USD0.333333            EQUITY 02209S103   13,733    620,300 SH          SOLE      NONE     620,300
AMDOCS ORD GBP0.01                          EQUITY G02602103   15,700    554,000 SH          SOLE      NONE     554,000
AMER EXPRESS CO COM USD0.20                 EQUITY  25816109      768     17,600 SH          SOLE      NONE      17,600
AMER TOWER CORP CL'A'COM USD0.01            EQUITY  29912201   20,030    511,500 SH          SOLE      NONE     511,500
APACHE CORP COM USD0.625                    EQUITY  37411105   14,721    122,000 SH          SOLE      NONE     122,000
APPLE INC COM NPV                           EQUITY  37833100      890      6,200 SH          SOLE      NONE       6,200
BAXTER INTL INC COM USD1                    EQUITY  71813109   11,654    201,758 SH          SOLE      NONE     201,758
BCO BRADESCO SA SPON ADR EACH REP 1 PRF NPV EQUITY  59460303    1,538     55,500 SH          SOLE      NONE      55,500
BK OF AMERICA CORP COM USD0.01              EQUITY  60505104      764     20,150 SH          SOLE      NONE      20,150
CHARLOTTE RUSSE HL COM USD0.01              EQUITY 161048103    1,475     85,000 SH          SOLE      NONE      85,000
CHEESECAKE FACTORY COM USD0.01              EQUITY 163072101    8,307    380,900 SH          SOLE      NONE     380,900
CHESAPEAKE ENERGY COM USD0.01               EQUITY 165167107    2,674     58,000 SH          SOLE      NONE      58,000
CISCO SYSTEMS COM USD0.001                  EQUITY 17275R102   22,317    926,000 SH          SOLE      NONE     926,000
CLEAN HARBORS INC COM USD0.01               EQUITY 184496107   12,606    193,555 SH          SOLE      NONE     193,555
CON-WAY INC COM USD0.625                    EQUITY 205944101    1,978     40,000 SH          SOLE      NONE      40,000
CVS CAREMARK CORP COM STK USD0.01           EQUITY 126650100   25,803    637,740 SH          SOLE      NONE     637,740
DAVITA INC COM USD0.001                     EQUITY 23918K108   13,836    290,000 SH          SOLE      NONE     290,000
DELL INC COM USD0.01                        EQUITY 24702R101    1,272     63,800 SH          SOLE      NONE      63,800
DIAMOND OFFSHORE COM USD0.01                EQUITY 25271C102   33,948    291,700 SH          SOLE      NONE     291,700
EMC CORP(MASS) COM USD0.01                  EQUITY 268648102    7,871    550,000 SH          SOLE      NONE     550,000
EXELON CORP COM NPV                         EQUITY 30161N101   36,495    450,000 SH          SOLE      NONE     450,000
EXXON MOBIL CORP COM NPV                    EQUITY 30231G102   56,655    670,000 SH          SOLE      NONE     670,000
F5 NETWORK INC COM STK NPV                  EQUITY 315616102    1,361     75,000 SH          SOLE      NONE      75,000
INTEL CORP COM USD0.001                     EQUITY 458140100   19,805    935,100 SH          SOLE      NONE     935,100
INTERMEC INC COM USD0.01                    EQUITY 458786100   10,795    486,500 SH          SOLE      NONE     486,500
ITT CORPORATION COM USD1                    EQUITY 450911102   23,253    449,500 SH          SOLE      NONE     449,500
JOHNSON & JOHNSON COM USD1                  EQUITY 478160104   26,222    404,720 SH          SOLE      NONE     404,720
JP MORGAN CHASE & COM USD1                  EQUITY 46625H100    1,503     35,000 SH          SOLE      NONE      35,000
LINCOLN NATL CORP COM NPV                   EQUITY 534187109    1,764     34,000 SH          SOLE      NONE      34,000
MCCORMICK & SCHMIC COM STK USD0.001         EQUITY 579793100    8,993    775,300 SH          SOLE      NONE     775,300
MONSANTO COM STK USD0.01                    EQUITY 61166W101    3,586     32,300 SH          SOLE      NONE      32,300
NETAPP INC COM USD0.001                     EQUITY 64120L104   14,042    700,000 SH          SOLE      NONE     700,000
NEW YORK COMMTY COM USD0.01                 EQUITY 649445103   20,737  1,140,000 SH          SOLE      NONE   1,140,000
NOVATEK OAO GDR EACH REPR 10 SHS'REG S'     EQUITY 669932501    2,982     37,000 SH          SOLE      NONE      37,000
PLUM CREEK TMBR CO COM USD0.01              EQUITY 729251108   15,682    385,300 SH          SOLE      NONE     385,300
PROCTER & GAMBLE COM NPV                    EQUITY 742718109   25,858    369,500 SH          SOLE      NONE     369,500
REPUBLIC SERVICES COM USD0.01               EQUITY 760759100   21,630    740,000 SH          SOLE      NONE     740,000
ROSS STORES INC COM USD0.01                 EQUITY 778296103   15,719    525,000 SH          SOLE      NONE     525,000
SAFEWAY INC COM USD0.01                     EQUITY 786514208    1,172     40,000 SH          SOLE      NONE      40,000
SCHLUMBERGER COM USD0.01                    EQUITY 806857108   21,727    250,028 SH          SOLE      NONE     250,028
STATE STREET CORP COM STK USD1              EQUITY 857477103    1,422     18,000 SH          SOLE      NONE      18,000
TEREX CORP COM USD0.01                      EQUITY 880779103   25,143    403,000 SH          SOLE      NONE     403,000
TIME WARNER INC COM USD0.01                 EQUITY 887317105    1,301     92,800 SH          SOLE      NONE      92,800
ULTRA PETROLEUM CP COM NPV                  EQUITY 903914109   30,263    391,000 SH          SOLE      NONE     391,000
UTD HEALTH GROUP COM USD0.01                EQUITY 91324P102   10,305    300,000 SH          SOLE      NONE     300,000
UTD TECHNOLOGIES COM USD1                   EQUITY 913017109   22,890    333,000 SH          SOLE      NONE     333,000
VULCAN MATERIALS COM STK USD1               EQUITY 929160109    7,827    118,000 SH          SOLE      NONE     118,000
WESTERN UNION COMP COM STK USD0.01          EQUITY 959802109    1,641     77,200 SH          SOLE      NONE      77,200
WHIRLPOOL CORP COM USD1                     EQUITY 963320106    1,733     20,000 SH          SOLE      NONE      20,000
WINNEBAGO INDS INC COM USD0.50              EQUITY 974637100    1,383     82,000 SH          SOLE      NONE      82,000
ZIMMER HLDGS INC COM USD0.01                EQUITY 98956P102   11,440    147,200 SH          SOLE      NONE     147,200
PHILIP MORRIS INTL COM STK NPV              EQUITY 718172109   31,334    620,300 SH          SOLE      NONE     620,300
                                                              750,544 18,050,152